RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Northeast Merchant Power Assets
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 0	$ 0	$ 0
Commodities
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	(23,000,000)	(111,000,000)	28,000,000
Amount of realized gains /(losses) in the year	183,000,000	378,000,000	351,000,000
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized gains /(losses) in the year	6,000,000	(6,000,000)	(1,000,000)
Foreign exchange
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	126,000,000	245,000,000	(248,000,000)
Amount of realized gains /(losses) in the year	(33,000,000)	(70,000,000)	(24,000,000)
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized gains /(losses) in the year	$ (16,000,000)	$ 2,000,000	$ (1,000,000)